Notes Payable (Tables)	12 Months Ended
Mar. 31, 2024
Notes Payable [Abstract]
Schedule of Credit Facilities with Banks	As of at March 31, 2024 and March 31, 2023, the balances of notes payable are as follow:
		Origination	Maturity	March 31,	March 31,
Beneficiary(1)	Endorser	date	date	2024	2023
Jiuzhou Pharmacy	HUB	10/19/22	04/19/23	$-	$3,289,434
Jiuzhou Pharmacy	HUB	10/20/22	04/19/23	-	36,403
Jiuzhou Pharmacy	HUB	11/17/22	05/17/23	-	5,576,213
Jiuzhou Pharmacy	HUB	12/16/22	06/16/23	-	1,207,565
Jiuzhou Pharmacy	HUB	12/26/22	06/27/23	-	659,883
Jiuzhou Pharmacy	HUB	12/28/22	06/29/23	-	2,654,696
Jiuzhou Pharmacy	HUB	01/16/23	07/16/23	-	346,545
Jiuzhou Pharmacy	HUB	02/27/23	08/27/23	-	3,242,559
Jiuzhou Pharmacy	HUB	03/20/23	09/20/23	-	4,573,664
Jiuzhou Pharmacy	HUB	03/23/23	09/23/23	-	440,391
Jiuxin Medicine	HUB	11/17/22	05/17/23	-	1,303,221
Jiuxin Medicine	HUB	12/16/22	06/16/23	-	3,704,790
Jiuxin Medicine	HUB	12/21/22	06/21/23	-	200,741
Jiuxin Medicine	HUB	12/29/22	06/29/23	-	1,215,854
Jiuxin Medicine	HUB	03/20/23	09/20/23	-	803,817
Jiuzhou Pharmacy	HUB	10/12/23	04/12/24	5,126,621	-
Jiuzhou Pharmacy	HUB	11/21/23	05/21/24	5,703,704
Jiuzhou Pharmacy	HUB	12/22/23	06/22/24	6,040,374	-
Jiuzhou Pharmacy	HUB	12/27/23	06/27/24	274,683	-
Jiuzhou Pharmacy	HUB	12/28/23	06/28/24	151,882	-
Jiuzhou Pharmacy	HUB	01/03/24	07/03/24	102,713	-
Jiuzhou Pharmacy	HUB	01/11/24	07/11/24	248,086	-
Jiuzhou Pharmacy	HUB	02/06/24	08/06/24	3,189,602	-
Jiuzhou Pharmacy	HUB	03/13/24	09/13/24	3,274,739	-
Jiuzhou Pharmacy	HUB	03/14/24	09/14/24	969,489	-
Jiuxin Medicine	HUB	12/27/23	06/27/24	415,495	-
Jiuxin Medicine	HUB	12/28/23	06/28/24	1,689,726	-
Jiuxin Medicine	HUB	01/11/24	07/11/24	3,234,494	-
Jiuxin Medicine	HUB	02/06/24	08/06/24	186,973
Jiuxin Medicine	HUB	03/15/24	09/15/24	415,495
Jiuxin Medicine	HUB	03/28/24	09/28/24	293,080
Jiuxin Medicine	HUB	03/29/24	09/29/24	359,179	-
Total				$31,676,335	$29,255,776
(1)	As of March 31, 2024, the Company had $31,676,335 (RMB228,712,642) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $12,657,839 (RMB 91,393,395 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $4,501,198 three-year deposit (RMB32,500,000) deposited into HUB as a collateral for current and future notes payable from HUB. As of March 31, 2023, the Company had $29,255,776 (RMB 200,916,968) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $12,217,616 (RMB 83,905,700 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $4,732,366 three-year deposit (RMB32,500,000) deposited into HUB as a collateral for current and future notes payable from HUB.